RELATED PARTY TRANSACTIONS AND BALANCES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

17.   RELATED PARTY TRANSACTIONS AND BALANCES

1.     Related Party Balances

1)    Account receivable, a related party

As of December 31, 2022, account receivable from a related party from the Company’s continuing operations of $9,816 represented balance due from operating lease revenue recognized from Jinkailong, the Company’s equity investee company.

2)    Due from related parties

As of December 31, 2022, balances due from related parties from the Company’s continuing operations of $5,992,152, net of allowance, represented balance due from Jinkailong, the Company’s equity investee company as result of Jinkailong’s deconsolidation, of which, $5,351,735 is to be repaid over a period from January 2024 to December 2026, classified as due from related party, noncurrent (refer to Note 4). In addition, another $18,882 represented receivable due from Youlu, the Company’s former VIE as result of Youlu’s deconsolidation.

During the nine months ended December 31, 2022, the Company recorded additional allowances against the balance due from Jinkailong of $464,708.

3)    Due to a stockholder

Due to a stockholder comprised of amounts payable to a stockholder named below and are unsecured, interest free and due on demand.

	December 31,	March 31,
	2022	2022
	(Unaudited)
Jun Wang (Stockholder of the Company)*	$17,360	$18,886
Total due to a stockholder	17,360	18,886
Total due to a stockholder – discontinued operations	(17,360)	(18,886)
Total due to a stockholder – continuing operations	$—	$—

* In December 2017, the Company entered into a loan agreement with one stockholder, who agreed to grant lines of credit of approximating $159,000 to the Company for five years. The lines of credit are non-interest bearing, effective from January 2017.

4)    Due to related parties and affiliates

	December 31,	March 31,
	2022	2022
	(Unaudited)
Loan payable to a related party (i)	$114,425	$9,897
Others (ii)	2,812	1,785
Total due to related parties and affiliates	$117,237	$11,682
(i)	As of December 31, 2022 and March 31, 2022, the balances represented borrowings from Xi Wen, the CEO of the Company, of which, $114,425 and $9,897 are unsecured, interest free and due on demand, respectively.
(ii)	As of December 31, 2022 and March 31, 2022, the balances of $2,812 and $1,785, respectively, represented payables to Jinkailong, the Company’s equity investee company, for operational purposes.

Interest expense for the three and nine months ended December 31, 2022 and 2021 were $0.

4)    Operating lease right-of-use assets, net, related parties and Operating lease liabilities - related parties

	December 31,	March 31,
	2022	2022
	(Unaudited)
Lease I (i)	$27,519	$446,372
Lease II (ii)	112,268	69,534
Total Operating lease right-of-use assets - related parties	$139,787	$515,906

	December 31,	March 31,
	2022	2022
	(Unaudited)
Lease I (i)	$91,732	$246,516
Lease II (ii)	71,826	84,265
Total Operating lease liabilities, current - related parties	$163,558	$330,781

	December 31,	March 31,
	2022	2022
	(Unaudited)
Lease I (i)	$—	$211,953
Lease II (ii)	52,205	14,943
Total Operating lease liabilities, non-current - related parties	$52,205	$226,896
(i)

The Company entered into two office lease agreements with Hong Li, supervisor of Sichuan Senmiao, which were set to expire on January 1, 2020. On April 1, 2020, the two office leases were updated with a leasing term from April 1, 2020 to March 31, 2023. On March 1, 2021, the Company entered into an additional office lease which was set to expire on February 1, 2026. On April 1, 2021, the Company entered into another office lease which was set to expire on April 1, 2024. In October 2022, the Company terminated the leases signed on March 1, 2021 and April 1, 2021 as mentioned above.

(ii)

In November 2018, Hunan Ruixi entered into an office lease agreement with Hunan Dingchentai Investment Co., Ltd. (“Dingchentai”), a company where one of the Company’s independent directors serves as legal representative and general manager. The term of the lease agreement was from November 1, 2018 to October 31, 2023 and the rent was approximately $44,250 per year, payable on a quarterly basis. The original lease agreement with Dingchentai was terminated on July 1, 2019. The Company entered into another lease with Dingchentai on substantially similar terms on September 27, 2019, and a renewal lease contract was signed on June 2022 which extended the original lease to May 2025.

2.     Related Party Transactions

For the three and nine months ended December 31, 2022, the Company incurred $40,490 and $148,999, respectively, in rental expenses to Hong Li, supervisor of Sichuan Senmiao, pursuant to four office lease agreements. For the three and nine months ended December 31, 2021, the Company incurred $62,353 and $176,652, respectively, in rental expenses to this related party.

For the three and nine months ended December 31, 2022, the Company incurred $11,557 and $46,427, respectively, in rental expenses to Dingchentai, a company where one of the Company’s independent directors serves as legal representative and general manager. For the three and nine months ended December 31, 2021, the Company incurred $11,705 and $34,153, respectively, in rental expenses to this related party.

In June 2019 and January 2020, Jinkailong, the Company’s equity investee company entered into two automobile maintenance services contracts with Sichuan Qihuaxin Automobile Services Co., Ltd and Sichuan Yousen Automobile Maintenance Service Co., Ltd, which companies are controlled by one of the non-controlling shareholders of Jinkailong. During the three and nine months ended December 31, 2022, the Company did not incur automobile maintenance fees to those companies as mentioned above, respectively. During the three and nine months ended December 31, 2021, Jinkailong incurred automobile maintenance fees of $242,046 and $776,182 to those companies as mentioned above, respectively from discontinued operation.

The Company had reached cooperation with Jinkailong, the Company’s equity investee company that the drivers who leased automobile from Jinkailong completed their online ride-hailing requests and orders through the company’s ride-hailing platform, and the company will pay Jinkailong a certain promotion service fee. During the three and nine months ended December 31, 2022, the company incurred promotion fee of $19,483 and $87,692 to Jinkailong, respectively. During the three and nine months ended December 31, 2021, the company incurred promotion fee of $19,478 and $524,633 to Jinkailong, which was eliminated in the loss of continuing operations of the unaudited condensed consolidated financial statements.

During the three and nine months ended December 31, 2022, Corenel leased automobiles to Jinkailong, the Company’s equity investee company and generated revenues of $30,748 and $323,321, and Jiekai leased automobiles from Jinkailong and had a rental cost of $185,254 and $333,756, respectively. During the three and nine months ended December 31, 2021, Corenel and Yicheng leased 370 automobiles to Jinkailong and generated revenues of $362,529 and $914,513, respectively, which was eliminated in the loss of continuing operations of the unaudited condensed consolidated financial statements.

During the three and nine months ended December 31, 2021, Hunan Ruixi and Yicheng had loans due from Jinkailong, the Company’s equity investee company, and had interest income of $119,215 and $327,808, respectively which was eliminated in the loss of continuing operations of the unaudited condensed consolidated financial statements.

17.   RELATED PARTY TRANSACTIONS AND BALANCES

1.     Related Party Balances

1)    Due from related parties

As of March 31, 2022, balances due from related parties from the Company’s continuing operations of $7,298,208 represented balance due from Jinkailong as result of Jinkailong’s deconsolidation, of which, $6,635,746 is to be repaid over a period from April 2023 to December 2026, classified as due from related parties, noncurrent (refer to Note 5). In addition, another $19,874 represented receivable due from Youlu as result of Youlu’s deconsolidation.

As of March 31, 2021, balances due from related parties of $24,311 from the Company’s discontinued operation represented operation costs of three related parties paid by the Company on their behalf, amounts received by the Company on behalf of a related party for refund of insurance claims, and amounts collected by a related party on behalf of the Company from the automobile purchasers, including certain installment payments and facilitation fees. In addition, another $15,261 represent advances to a non-controlling shareholder of Hunan Ruixi for operational purposes as of March 31, 2021. The balances due from related parties were all non-interest bearing and due on demand.

2)    Due to a stockholder

Due to a stockholder comprised of amounts payable to a stockholder named below and are unsecured, interest free and due on demand.

	March 31,	March 31,
	2022	2021
Jun Wang	$18,886	$48,795
Total due to a stockholder	18,886	48,795
Total due to a stockholder – discontinued operations	(18,886)	(48,795)
Total due to a stockholder – continuing operations	$—	$—

3)    Due to related parties and affiliates

	March 31,	March 31,
	2022	2021
Loan payable to related parties (i)	$9,897	$182,281
Others (ii)	1,785	170,546
Total due to related parties and affiliates	11,682	352,827
Total due to related parties and affiliates – discontinued operations	—	(269,918)
Total due to related parties and affiliates – continuing operations	$11,682	$82,909
(i)	As of March 31, 2022 and March 31, 2021, the balances represented borrowings from a related party, of which, $9,897 and $78,708 are unsecured, interest free and due on demand, respectively, from the Company’s continuing operations. In addition, as of March 31, 2021, the balances of $103,574 represented borrowings from two related parties, which are unsecured, interest free and due on demand, respectively, from the Company’s discontinued operations.
(ii)	As of March 31, 2022 and March 31, 2021, the balances of $1,785 and $4,201, respectively, represented payables to a related party for operational purposes from the Company’s continuing operations. In addition, as of March 31, 2021, the balances of $166,345 represented payables to four other related parties for operational purposes from the Company’s continuing operations. These balances are interest free and due on demand.

Interest expense for the years ended March 31, 2022 and 2021 were $0.

2.     Related Party Transactions

In December 2017, the Company entered into loan agreements with two stockholders, who agreed to grant lines of credit of approximating $955,000 and $159,000, respectively, to the Company for five years. The lines of credit are non-interest bearing, effective from January 2017. The Company has fully settled the loan due to one of them as of March 31, 2021. As of March 31, 2022 and 2021, the outstanding balances due to the other stockholder in the discontinued operations were $18,886 and $48,795, respectively.

On July 28 and August 17, 2021, the Company entered into two loan agreements with its CEO, who agreed to loan $800,000 in total to the Company. The loans are non-interest bearing, effective from July 28, 2021 and August 17, 2021, which shall be paid within six months and three months, respectively. As of March 31, 2022, the loans were fully settled.

The Company entered into two office lease agreements with a stockholder of Sichuan Senmiao, which were set to expire on January 1, 2020. On April 1, 2020, the two office leases were amended with a leasing term from April 1, 2020 to March 31, 2023. On March 1, 2021, the Company entered into an additional office lease which was set to expire on February 1, 2026. On April 1, 2021, the Company entered into another office lease which was set to expire on April 1, 2024. As of March 31, 2022 and March 31, 2021, operating lease right-of-use assets of these leases amounted to $446,372 and $475,408, respectively. As of March 31, 2022 and March 31, 2021, current leases liabilities of these leases amounted to $246,516 and $161,818, respectively. Non-current lease liabilities of these leases amounted to $211,953 and $285,371 as of March 31, 2022 and March 31, 2021, respectively. For the years ended March 31, 2022 and 2021, the Company incurred $237,968 and $121,012, respectively, in rental expenses to this related party.

In November 2018, Hunan Ruixi entered into an office lease agreement with Hunan Dingchentai Investment Co., Ltd. (“Dingchentai”), a company where one of our independent directors serves as legal representative and general manager. The term of the lease agreement was from November 1, 2018 to October 31, 2023 and the rent was approximately $44,250 per year, payable on a quarterly basis. The original lease agreement with Dingchentai was terminated on July 1, 2019. The Company entered into another lease with Dingchentai on substantially similar terms on September 27, 2019. As of March 31, 2022 and March 31, 2021, operating lease right-of-use assets of this lease amounted $69,534 and $104,959, respectively. As of March 31, 2022, current leases liabilities and non-current leases liabilities of this lease amounted $84,265 and $14,943, respectively. As of March 31, 2021, current leases liabilities and non-current leases liabilities of this lease in the continuing operations amounted $81,908 and $56,178, respectively. For the years ended March 31, 2022 and 2021, the Company incurred $45,651 and $44,169, respectively, in rental expenses to this related party.

In June 2019 and January 2020, the Company’s former VIE entered into two automobile maintenance services contracts with Sichuan Qihuaxin Automobile Services Co., Ltd and Sichuan Yousen Automobile Maintenance Service Co., Ltd, which companies are controlled by one of the non-controlling shareholders of Jinkailong. During the years ended March 31, 2022 and March 31, 2021, the Company incurred automobile maintenance fees of $942,581 and $575,136 to those companies as mentioned above, respectively.